Equity Incentive Plan - Shares Outstanding by Price Range (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	336,051	405,100
Outstanding Weighted Average Remaining Contractual Life	4 years 7 months 21 days	4 years 10 months 13 days
Weighted Average Exercise Price	$ 11.57	$ 11.02
Number Exercisable	206,600	220,180
Weighted Average Exercise Price	$ 10.79	$ 9.88
Exercise Price Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	6.90	6.90
Range of exercise price, upper limit	$ 10.08	$ 10.08
Number Outstanding	87,490	141,120
Outstanding Weighted Average Remaining Contractual Life	1 year 6 months 4 days	2 years 3 months 7 days
Weighted Average Exercise Price	$ 9.24	$ 8.87
Number Exercisable	87,490	141,120
Weighted Average Exercise Price	$ 9.24	$ 8.87
Exercise Price Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	11.63	11.63
Range of exercise price, upper limit	$ 12.45	$ 12.45
Number Outstanding	181,730	212,890
Outstanding Weighted Average Remaining Contractual Life	1 year 6 months 29 days	5 years 6 months 7 days
Weighted Average Exercise Price	$ 11.92	$ 11.91
Number Exercisable	106,930	79,060
Weighted Average Exercise Price	$ 11.81	$ 11.69
Exercise Price Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	13.02	13.02
Range of exercise price, upper limit	$ 15.19	$ 15.19
Number Outstanding	66,831	51,090
Outstanding Weighted Average Remaining Contractual Life	8 years 10 months 24 days	9 years 3 months 22 days
Weighted Average Exercise Price	$ 13.67	$ 13.27
Number Exercisable	12,180
Weighted Average Exercise Price	$ 13.02